Mutual Fund Series Trust

Catalyst Hedged Futures Stratety Fund

Incorporated herein by reference is the prospectus for Class A, C and I shares of the Catalyst Hedged Futures Strategy Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on September 3, 2013 (SEC Accession No. 0001162044-13-001023).